Income Tax (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Schedule of Income Before Provision for Income Taxes Geographic Locations	Profit before income taxes is attributable to the following geographic locations for the years ended September 30:
	2024	2023	2022
Cayman Islands	$(3,536,358)	$(67,027)	$(300,000)
PRC	3,859,097	10,856,708	20,973,337
BVI	(35)	2	-
HK	(31)	(60)	-
Total profit before income taxes	$322,673	$10,789,623	$20,673,337

Schedule of Income Tax Provisions	The components of the income tax provision were as follows:
	2024	2023	2022
Current tax provision
Cayman Islands	$-	$-	$-
PRC	2,119,225	4,240,039	6,344,963
BVI	-	-	-
HK	-	-	-
Total income tax provisions	$2,119,225	$4,240,039	$6,344,963

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate	Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended September 30, 2024, 2023 and 2022 are as follows:
	2024	2023	2022
Income tax expense computed based on PRC statutory	$80,668	$2,697,406	$5,059,354
Deferred tax asset on unutilized tax losses not recognized	2,038,557	1,542,633	1,285,609
Total	$2,119,225	$4,240,039	$6,344,963

Schedule of Financial Basis and Tax Basis of Assets and Liabilities	The Company’s deferred tax assets, net was comprised of the following:
	2024	2023	2022

Net operating loss	$7,482,013	$3,378,241	$1,131,833
Deferred tax asset	$2,038,557	$1,542,633	$1,285,609
Valuation allowance	(2,038,557)	(1,542,633)	(1,285,609)
Total deferred tax assets, net	$-	$-	$-